FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
NOTE 4:-	FAIR VALUE MEASUREMENT

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities, approximate their fair value due to the short-term maturities of such instruments.

The following table presents assets (liabilities) measured at fair value on a recurring basis as of June 30, 2019:

	June 30, 2019
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$460	$460

Total assets	$460	$460

The following table presents assets (liabilities) measured at fair value on a recurring basis as of December 31, 2018:

	December 31, 2018
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(1,028)	$(1,028)

Total liabilities	$(1,028)	$(1,028)